PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
PREPAID EXPENSES AND OTHER ASSETS

5.    PREPAID EXPENSES AND OTHER ASSETS

The following table presents GFL’s prepaid expenses and other assets for the periods indicated:

	December 31, 2022	December 31, 2021
Prepaid expenses and other assets	$98.7	$88.6
Vehicle parts, supplies and inventory	84.2	$82.0
	$182.9	$170.6